Schedule of Selling expenses (Details) - Selling Expenses [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureCostsAndExpensesByNatureLineItems [Line Items]
Raw material, products for resale, materials and third-party services	$ (3,542)	$ (4,163)	$ (3,664)
Depreciation, depletion and amortization	(610)	(564)	(549)
Allowance for expected credit losses	12	2	(49)
Employee compensation	(89)	(159)	(214)
Total	$ (4,229)	$ (4,884)	$ (4,476)